CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING REVENUES
Casino	$ 4,937,597	$ 4,176,667	$ 3,767,291
Rooms	271,500	265,289	199,727
Food and beverage	184,979	177,515	126,848
Entertainment, retail and other	203,763	197,011	117,543
Gross revenues	5,597,839	4,816,482	4,211,409
Less: promotional allowances	(313,016)	(297,086)	(236,609)
Net revenues	5,284,823	4,519,396	3,974,800
OPERATING COSTS AND EXPENSES
Casino	(3,374,013)	(2,904,922)	(2,654,760)
Rooms	(32,641)	(33,218)	(23,419)
Food and beverage	(57,927)	(65,781)	(43,295)
Entertainment, retail and other	(88,268)	(109,817)	(77,506)
General and administrative	(467,121)	(446,591)	(383,874)
Payments to the Philippine Parties	(51,661)	(34,403)	(16,547)
Pre-opening costs	(2,274)	(3,883)	(168,172)
Development costs	(31,115)	(95)	(110)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(22,817)	(22,816)	(54,056)
Depreciation and amortization	(460,521)	(472,219)	(359,341)
Property charges and other	(31,616)	(5,298)	(38,068)
Total operating costs and expenses	(4,677,211)	(4,156,280)	(3,876,385)
OPERATING INCOME	607,612	363,116	98,415
NON-OPERATING INCOME (EXPENSES)
Interest income	3,579	5,951	13,900
Interest expenses, net of capitalized interest	(229,582)	(223,567)	(118,330)
Amortization of deferred financing costs	(26,182)	(48,345)	(38,511)
Loan commitment and other finance fees	(6,079)	(7,451)	(7,328)
Foreign exchange gains (losses), net	12,783	7,356	(2,156)
Other income, net	5,282	3,572	2,317
Loss on extinguishment of debt	(49,337)	(17,435)	(481)
Costs associated with debt modification	(2,793)	(8,101)	(7,603)
Total non-operating expenses, net	(292,329)	(288,020)	(158,192)
INCOME (LOSS) BEFORE INCOME TAX	315,283	75,096	(59,777)
INCOME TAX CREDIT (EXPENSE)	10	(8,178)	(1,031)
NET INCOME (LOSS)	315,293	66,918	(60,808)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	31,709	108,988	166,555
NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED	$ 347,002	$ 175,906	$ 105,747
NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED PER SHARE:
Basic	$ 0.236	$ 0.116	$ 0.065
Diluted	$ 0.235	$ 0.115	$ 0.065
WEIGHTED AVERAGE SHARES OUTSTANDING USED IN NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED PER SHARE CALCULATION:
Basic	1,467,653,209	1,516,714,277	1,617,263,041
Diluted	1,479,342,209	1,525,284,272	1,627,108,770